Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Property Plant And Equipment [Abstract]
Property and Equipment

3. Property and Equipment

Property and equipment consist of the following:

	September 30, 2013	December 31, 2012

Computer equipment	$93,915	$92,318
Furniture and fixtures	46,523	42,736
Scientific equipment	2,851,947	2,824,076
Leasehold improvements	319,553	319,553

	3,311,938	3,278,683
Less accumulated depreciation	(3,236,238)	(3,220,417)

	$75,700	$58,266

Depreciation expense for the three- and nine-months ended September 30, 2013 was $4,729, and $15,821 respectively.

3. Property and Equipment

Property and equipment consist of the following:

	December 31
	2012	2011

Computer equipment	$92,318	$107,940
Furniture and fixtures	42,736	42,736
Scientific equipment	2,824,076	2,786,539
Leasehold improvements	319,553	319,553

	3,278,683	3,256,768
Less accumulated depreciation	(3,220,417)	(3,189,712)

	$58,266	$67,056

Depreciation expense for the years ended December 31, 2012, 2011 and 2010 was $47,747, $189,186 and $386,992, respectively.